Leases - Maturity of Operating Lease Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 6.0
2021	5.6
2022	5.5
2023	5.5
2024	5.6
Thereafter	46.3
Total lease payments	74.5
Less: Interest	(15.0)
Present Value of Lease Liabilities	$ 59.5